Business combinations and asset acquisitions, Measurement of CVRs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Measurement of CVRs [Abstract]
Non-cash contingent value rights finance expense	$ 12,004,000	$ 1,511,000	[1]	$ 0
Aegerion Pharmaceuticals [Member]
Measurement of CVRs [Abstract]
Carrying value of CVRs	$ 61,417,000	$ 49,413,000
Market based probability chances of success	89.00%	72.00%
Non-cash contingent value rights finance expense	$ 12,004,000	$ 1,511,000		$ 0
Aegerion Pharmaceuticals [Member] | Bottom of Range [Member]
Measurement of CVRs [Abstract]
Discount rates used in calculation of present value of estimated contractual cash flows	10.00%	10.00%
Aegerion Pharmaceuticals [Member] | Top of Range [Member]
Measurement of CVRs [Abstract]
Discount rates used in calculation of present value of estimated contractual cash flows	16.50%	16.50%

[1]	see Note 27